Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property Plant and Equipment
Schedule of reconciliation of changes in property, plant and equipment

			Other fixtures	Assets under
EUR’000	Vessels	Dry Dock	and fittings	Construction	Total
Cost 2023
Beginning of financial year	282,282	9,261	536	356,163	648,242
Acquisition of businesses	296,536	171	599	144,219	441,525
Additions	227	—	3	73,169	73,399
Disposals	(8,002)	(291)	—	—	(8,293)
Exchange differences	(4,683)	(6)	(159)	(1,806)	(6,654)
31 December 2023	566,360	9,135	979	571,745	1,148,219
Accumulated depreciation and impairment
Beginning of financial year	39,570	2,023	445	—	42,038
Depreciation charge	20,847	1,637	19	—	22,503
Disposals	(5,722)	(108)	—	—	(5,830)
Impairment on disposal	5,000	—	—	—	5,000
Exchange differences	(968)	(4)	(152)	—	(1,124)
31 December 2023	58,727	3,548	312	—	62,587
Net book value	507,633	5,587	667	571,745	1,085,632

Due to business combination with Eneti, the Group’s property, plant, and equipment increased by EUR 441.5 million in 2023. This primarily comprised the Operating Vessels Wind Scylla and Wind Zaratan (EUR 205,879 and EUR 86,927, respectively) and the newbuilds under construction, the M-Class down payments for EUR 144 million.

			Other fixtures	Assets under
EUR’000	Vessels	Dry Dock	and fittings	Construction	Total
Cost 2022
Beginning of financial year	258,148	1,983	536	158,734	419,401
Additions	15,105	5,281	—	208,455	228,841
Transfer from assets under construction	9,029	1,997	—	(11,026)	—
31 December 2022	282,282	9,261	536	356,163	648,242
Accumulated depreciation
Beginning of financial year	19,629	300	386	—	20,315
Depreciation charge	19,941	1,723	59	—	21,723
31 December 2022	39,570	2,023	445	—	42,038
Net book value	242,712	7,238	91	356,163	606,204

			Other fixtures	Assets under
EUR’000	Vessels	Dry Dock	and fittings	Construction	Total
Cost 2021
Beginning of financial year	255,030	1,050	379	—	256,459
Additions	3,118	933	157	158,734	162,942
31 December 2021	258,148	1,983	536	158,734	419,401
Accumulated depreciation
Beginning of financial year	3,853	—	280	—	4,133
Depreciation charge	15,776	300	106	—	16,182
31 December 2021	19,629	300	386	—	20,315
Net book value	238,520	1,683	150	158,734	399,087